Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Income Taxes [Line Items]
Increase (decrease) in tax expense related to income from continuing operations	$ (42)	$ 91
Income from continuing operations before income taxes increase (decrease) from prior year	(120)
Tax benefit related to the release of tax contingencies and audit settlements		90
Cash payments for income taxes	209	325	427
Tax benefit likeliness threshold	50.00%
Unrecognized tax benefits that would affect effective tax rate	71
Unrecognized tax benefits range of potential decrease in twelve months, lower limit	5
Unrecognized tax benefits range of potential decrease in twelve months, upper limit	30
Interest and penalties for unrecognized tax (benefits) expense	(3)	2	(21)
Accrued interest and penalties for unrecognized tax benefits	10	21	21
Segment, Continuing Operations
Income Taxes [Line Items]
Cash payments for income taxes	26	36	176
State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 49